Related Party Transaction	12 Months Ended
May 31, 2014
Related Party Transactions [Abstract]
Related Party Transaction
18.	RELATED PARTY TRANSACTION

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2013	2014
			US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	904	930

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2013	2014	2013	2014
			US$	US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	361	1,073	13	—
MaxEn	(2)	Joint Venture	2,011	3,043	1,088	4

Total			2,372	4,116	1,101	4

				Rental expense For the year ended May, 31
				2012	2013	2014
				US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		722	4,276	4,173

				Gain on disposal of subsidiaries For the year ended May, 31
				2012	2013	2014
				US$	US$	US$
MaxEn	(Note 4)	Joint Venture		—	—	3,621

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr.Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2014, the non-current and current amounts due from Metropolis Holding China Limited were US$930 and US$1,073 respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.

(2)	In September, 2012, MaxEn became a joint venture of the Group (Note 13). As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2014, the amount due from MaxEn was US$3,043, which represented MaxEn’s pre-operating expenses of US$1,119 prepaid by the Group and unpaid consideration of US$1,924 for disposal of Boost Caring and North Star (Note 4); the amount due to MaxEn was US$4, which represented miscellaneous payments paid for the Group. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.